Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses
Port expenses	$ 34,691,410	$ 30,385,334	$ 17,962,872
Bunkers	88,717,067	76,215,708	55,671,538
Other voyage expenses	3,787,828	2,958,197	451,811
Total	$ 127,196,305	$ 109,559,239	$ 74,086,221